Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4 -	CASH AND CASH EQUIVALENTS:
As of December 31, 2020 and 2019, the balance of cash and cash equivalents was comprised of cash at banks and at PayPal accounts.